Recognition of revenue from continuing operations	6 Months Ended
Jun. 30, 2019
Revenue Recognition [Abstract]
Recognition of revenue from continuing operations

3. Recognition of revenue from continuing operations

The following table shows the revenues from continuing operations earned from time and voyage charters contracts for the six-month period ended June 30, 2019 and 2018:

For the six-month period ended June 30,
	2019	2018
Time charters (operating leases)	$ 54,234	$ 52,763
Voyage charters (accounted for under Accounting Standard Codification (“ASC”) 606)	$ -	$ 5,471
Total	$ 54,234	$ 58,234

For the six-month period ended June 30, 2019 all of our time charters revenue is accounted for under Topic 842. For the six-month period ended June 30, 2018 all of our time charters revenue is accounted for under ASC 840.

Time charters contracts

A time charter is a contract for the use of a vessel for a specific period of time and a specified daily charter hire rate, which is generally payable in advance. A time charter generally provides typical warranties and owner protective restrictions. The performance obligations in a time charter are satisfied over the term of the contract beginning when the vessel is delivered to the charterer until it is redelivered back to the owner of the vessel. The time charter contracts are considered operating leases and therefore fall under the scope of ASC 842 because (i) the vessel is an identifiable asset (ii) the owner of the vessel does not have substantive substitution rights and (iii) the charterer has the right to control the use of the vessel during the term of the contract and derives the economic benefits from such use. Revenues from time charters are recognized rateably on a straight line basis over the period of the respective charter. Under time charter agreements, all voyages expenses, except commissions are assumed by the charterer. Operating costs incurred for running the vessel such as crew costs, vessel insurance, repairs and maintenance and lubricants are paid by the Partnership under time charter agreements.

The transition guidance associated with ASC 842 allows for certain practical expedients to the lessors. The Partnership elected to not separate the lease and non-lease components included in the time charter revenue because the pattern of revenue recognition for the lease and non-lease components (included in the daily hire rate) is the same. The daily hire rate represents the hire rate for a time charter as well as the compensation for expenses for operating and maintaining the vessel such as crew costs, vessel insurance, repairs and maintenance and lubricants. Both the lease and non-lease components are earned by passage of time.